Note 16 - Weighted-average Assumptions Used to Determine Benefit Obligation Amounts (Details)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Successor [Member] | UNITED STATES
Weighted Average Assumptions Used To Determine Benefit Obligation Amounts [Line Items]
Discount rate	3.89%	3.50%	4.50%
Salary increase rate	3.37%	3.34%	3.37%
Successor [Member] | Non-U.S. [Member]
Weighted Average Assumptions Used To Determine Benefit Obligation Amounts [Line Items]
Discount rate	2.50%	2.09%	3.40%
Salary increase rate	1.91%	1.95%	2.74%
Predecessor [Member] | UNITED STATES
Weighted Average Assumptions Used To Determine Benefit Obligation Amounts [Line Items]
Discount rate				4.25%
Salary increase rate				3.39%
Predecessor [Member] | Non-U.S. [Member]
Weighted Average Assumptions Used To Determine Benefit Obligation Amounts [Line Items]
Discount rate				3.33%
Salary increase rate				2.77%